Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Summary of revenues and net loss of Car Charging Group, Inc. and the three acquisitions
The revenues and net loss of the acquirees from the dates of their respective acquisition dates through December 31, 2013 included in the consolidated statements of operations is as follows:

	Car Charging Group, Inc.	Beam Charging LLC	350 Green LLC	Blink Network LLC	Total
Revenue	$154,385	$56,902	$50,795	$204,321	$466,403
Net Loss	$(19,265,774)	$(1,592,859)	$(1,487,198)	$(1,791,454)	$(24,137,285)

The unaudited pro forma revenues and net loss of Car Charging Group, Inc. and the acquirees for the year ended December 31, 2013 as if the acquisitions occurred as of January 1, 2013, is as follows:

	Car Charging Group, Inc.	Beam Charging LLC	350 Green LLC	Blink Network LLC	Total
Revenue	$154,385	$57,662	$190,907	$24,272,000	$24,674,954
Net Loss	$(19,265,774)	$(1,629,770)	$(1,981,547)	$(18,719,000)	$(41,596,091)

The unaudited pro forma revenues and net loss of Car Charging Group, Inc. and the acquirees as if the acquisitions occurred as of January 1, 2012 and for the year ended December 31, 2012 is as follows:

	Car Charging Group, Inc.	Beam Charging LLC	350 Green LLC	Blink Network LLC	Total
Revenue	$258,064	$777	$531,179	$42,815,000	$43,605,020
Net Loss	$(5,289,610)	$(206,458)	$(2,513,075)	$(1,525,000)	$(9,534,143)

Beam Acquisition [Member]
Business Acquisition [Line Items]
Summary the preliminary fair value of assets acquired and liabilities assumed

February 26, 2013
Cash	$69
Property and equipment	489,469
Amortizable intangible assets	638,000
Current liabilities assumed	(622,701)
Net identifiable assets	504,837
Goodwill	1,601,882
Total consideration given	$2,106,719

Car Charging Group Inc [Member]
Business Acquisition [Line Items]
Summary the preliminary fair value of assets acquired and liabilities assumed
April 3, 2013
Intangible assets	891,946
Net identifiable assets	891,946
Consideration given	$891,946

Schedule of fair value of intangible assets pending finalization of a third party valuation

April 3, 2013
Awarded government grant for the installation of EV charging stations	$285,261
Trademark	300,000
Provider agreements for locations awaiting charging station installation	156,685
Present value of EV charging stations to be acquired in 2016	150,000
Total purchase price paid	$891,946

350 Green Acquisition [Member]
Business Acquisition [Line Items]
Summary the preliminary fair value of assets acquired and liabilities assumed
April 22, 2013
Cash	$33,672
Property and equipment	2,598,208
Current liabilities assumed	(4,766,734)
Net liabilities assumed	(2,134,854)
Goodwill	3,299,379
Consideration given	$1,164,525

Schedule of condensed pro forma balance sheet
Property and equipment	$1,286,071
Accounts payable and accrued expenses	(1,617,041)
Deferred revenue	(798,498)
Net liabilities assumed by JNS	$(1,129,468)

Blink Network [Member]
Business Acquisition [Line Items]
Schedule of condensed pro forma balance sheet

October 16, 2013
Accounts receivable	$29,073
Inventory	1,396,938
Intangible assets (patents and trademarks)	150,242
Property and equipment	4,823,893
Accounts payable and accrued expenses	(3,065,146)
Net assets acquired	3,335,000
Consideration paid	$(3,335,000)